\

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME      TWO WORLD TRADE CENTER,
TRUST                                             NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999

DEAR SHAREHOLDER:

During the fiscal year ended October 31, 1999, the performance of the investment-grade global markets was very disappointing. In contrast to the prior fiscal year, when U.S. bond yields reached their lowest levels in decades, the U.S. 10-year Treasury-note yield rose by 142 basis points. Prices in many European bond markets reached new highs during the first half of the fiscal year, but eventually succumbed to accelerating economic growth. Moreover, the continuing strength of the U.S. dollar relative to most investment-grade currencies resulted in currency losses for most non-dollar-denominated investments. Emerging markets enjoyed significant recoveries from the depressed levels reached during the Asian and Russian debt crises.

The U.S. and other high-grade government markets had been prime beneficiaries of the flight to quality during the period through early October 1998. As normalcy returned to the global financial markets and economic growth reaccelerated, market participants sold their bonds, partly to seek higher returns from equities and partly in fear that faster economic growth would cause inflation to pick up. This fear was accentuated by rising prices for oil and industrial commodities as the fiscal year progressed. This environment turned out to be especially favorable for the U.S. dollar and for the Japanese yen, at the expense of investments denominated in other currencies.

There were a few brighter spots in the investment-grade markets. The spreads between mortgage-bond yields and Treasury-note yields narrowed, as did the spreads between various European bond yields and German government yields. This provided a relative performance opportunity to switch into the better-performing markets. A few of these, most notably the Greek government market and intermediate-maturity Norwegian notes, went up in price despite the global trend. Moreover, several of the European currencies held up better than the core European currencies that coalesced into the new euro on January 1, 1999.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

PERFORMANCE

For the fiscal year ended October 31, 1999, Morgan Stanley Dean Witter World Wide Income Trust's Class B shares posted a total return of -6.20 percent, compared to -2.98 percent for the unmanaged Lehman Brothers Global Intermediate Bond Index and -0.63 percent for the Lipper Global Income Funds Index. For the same period, the Fund's Class A, C and D shares produced total returns of -5.56 percent, -6.19 percent and -5.29 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lipper and Lehman indexes.

The underperformance of the Fund relative to the Lipper Global Income Funds Index was primarily due to the fact that most of the funds in this Lipper category include emerging-market investments, which are not within the investment mandate for this Fund. It should be noted that by eschewing emerging-market investments, the Fund escaped the negative returns on those investments during the prior fiscal year.

PORTFOLIO

Throughout the period under review, the Fund continued its strategy of seeking the best performing markets within its mandate while maintaining attractive income and dividend levels. It also limited its duration exposure by shortening to a neutral duration and maturity profile prior to the beginning of the fiscal year and shifting to a relatively short, under-five-year duration in March. The Fund had a moderately overweighted European currency exposure, but received some benefit from investing in the relatively better-performing Greek, Norwegian and Danish bond and currency markets. Because of the Fund's income objectives, it did not invest in Japan, where short-term interest rates were near zero.

Toward the end of the period, the Fund built up its investments in the eurozone market to a 22 percent allocation, with the expectation that this sector would enjoy better performance in the months ahead. The other key non-U.S. allocations, as of October 31, 1999, were Greece (21 percent), Norway
(18 percent) and Denmark (8 percent).

LOOKING AHEAD

In the months ahead, we anticipate a more favorable environment for the global bond markets. We believe the factors that have been so adverse for the non-U.S. currencies are likely to be more benign during the coming months. The European economies have been accelerating, while the U.S.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

economy seems to have peaked, and European stock and bond markets have been outperforming their U.S. counterparts. Thus, we believe the magnetic attraction of the U.S. economy for global funds is likely to weaken at a time when the U.S. still needs to fund its outsized $300 billion current-account deficit. We also expect the commodity-based markets of Australia, New Zealand and Canada to enjoy better performances, as an anticipated strong global economy underpins the economies of these countries.

We appreciate your ongoing support of Morgan Stanley Dean Witter World Wide Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[LOGO]                                       [LOGO]
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME
TRUST
FUND PERFORMANCE OCTOBER 31, 1999

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR
    CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS B SHARES*                                   CLASS A SHARES+
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 10/31/99                            PERIOD ENDED 10/31/99
   -------------------------                        -------------------------
   1 Year                     (6.20)%(1) (10.59)%(2) 1 Year                    (5.56)%(1)  (9.58)%(2)
   5 Years                     6.67 (1)  6.38 (2)   Since Inception (7/28/97)  2.37 (1)    0.42 (2)
   10 Years                    6.20      6.20

                 CLASS C SHARES++                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/99                              PERIOD ENDED 10/31/99
   -------------------------                          -------------------------
   1 Year                     (6.19)%(1)  (7.07)%(2)  1 Year                     (5.29)%(1)
   Since Inception (7/28/97)  1.77 (1)    1.77 (2)    Since Inception (7/28/97)  2.68 (1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on October 31, 1999.
 (4) The Lehman Brothers Global Intermediate Bond Index includes local currency-denominated sovereign debt of 19 countries with maturities of 1 to 10 years. The performance of the Index does not include any expenses, fee or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Global Income Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper Global Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in the Index.
 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 # Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999

  PRINCIPAL
  AMOUNT IN                                                                                 COUPON  MATURITY
  THOUSANDS                                                                                  RATE     DATE       VALUE
--------------------------------------------------------------------------------------------------------------------------
               GOVERNMENT & CORPORATE BONDS (76.6%)
               BELGIUM (5.2%)
               GOVERNMENT OBLIGATION
 EUR    4,250  Belgian Government Bond....................................................   8.50%  10/01/07  $  5,385,183
                                                                                                              ------------

               DENMARK (8.4%)
               FINANCE COMPANIES (6.6%)
 DKK   24,638  Realkredit Denmark+........................................................   6.00   10/01/29     3,201,510
       29,793  Unikredit Realkredit+......................................................   5.00   10/01/29     3,616,934
                                                                                                              ------------
                                                                                                                 6,818,444
                                                                                                              ------------
               GOVERNMENT OBLIGATIONS (1.8%)
        5,000  Kingdom of Denmark+........................................................   9.00   11/15/00       744,684
        7,000  Kingdom of Denmark+........................................................   8.00   03/15/06     1,127,261
                                                                                                              ------------
                                                                                                                 1,871,945
                                                                                                              ------------

               TOTAL DENMARK................................................................................     8,690,389
                                                                                                              ------------

               GERMANY (4.9%)
               GOVERNMENT OBLIGATION (4.4%)
 EUR    4,000  Germany (Federal Republic of)..............................................   6.875  05/12/05     4,614,930
                                                                                                              ------------
               MAJOR BANKS (0.5%)
  GBP     300  Bayerische Vereinsbank+....................................................   7.50   12/27/00       498,197
                                                                                                              ------------

               TOTAL GERMANY................................................................................     5,113,127
                                                                                                              ------------

               GREECE (6.8%)
               GOVERNMENT OBLIGATIONS
GRD 1,000,000  Greece (Republic of)+......................................................   8.70   04/08/05     3,396,847
    1,150,000  Greece (Republic of).......................................................   9.80   03/21/00     3,660,528
                                                                                                              ------------
                                                                                                                 7,057,375
                                                                                                              ------------

               ITALY (1.7%)
               GOVERNMENT OBLIGATION
 EUR    1,608  Italy Treasury Bond........................................................  10.50   07/15/00     1,774,205
                                                                                                              ------------

               LUXEMBOURG (1.9%)
               EXTRA-GOVERNMENTAL INSTITUTIONS - BANKING
        1,850  European Investment Bank...................................................   6.00   04/04/01     2,008,639
                                                                                                              ------------

               NETHERLANDS (5.1%)
               GOVERNMENT OBLIGATION
        4,250  Netherlands Government.....................................................   8.50   06/01/06     5,306,747
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                 COUPON  MATURITY
  THOUSANDS                                                                                  RATE     DATE       VALUE
--------------------------------------------------------------------------------------------------------------------------
               NEW ZEALAND (2.5%)
               EXTRA GOVERNMENTAL INSTITUTIONS - BANKING
 NZD    5,000  International Bank for Reconstruction & Development+.......................   7.00%  09/18/00  $  2,554,583
                                                                                                              ------------

               NORWAY (16.8%)
               GOVERNMENT OBLIGATIONS
 NOK   10,140  Norway (Kingdom of)+.......................................................   7.00   05/31/01     1,317,218
       82,000  Norway (Kingdom of)+.......................................................   9.50   10/31/02    11,496,512
        5,000  Norway (Kingdom of)+.......................................................   5.75   11/30/04       635,141
       30,000  Norway (Kingdom of)+.......................................................   6.75   01/15/07     3,984,489
                                                                                                              ------------
                                                                                                                17,433,360
                                                                                                              ------------

               SPAIN (3.1%)
               GOVERNMENT OBLIGATION
 EUR    3,005  Spain Treasury Bond+.......................................................  12.25   03/25/00     3,272,619
                                                                                                              ------------

               UNITED KINGDOM (4.8%)
               GOVERNMENT OBLIGATION (4.0%)
 GBP    2,500  U.K. Treasury Bond+........................................................   7.00   06/07/02     4,181,925
                                                                                                              ------------
               MAJOR BANKS (0.8%)
          500  Union Bank of Switzerland..................................................   8.00   01/08/07       860,558
                                                                                                              ------------

               TOTAL UNITED KINGDOM.........................................................................     5,042,483
                                                                                                              ------------

               UNITED STATES (15.4%)
               GOVERNMENT AGENCIES & OBLIGATIONS (13.8%)
 NZD    3,000  Federal National Mortgage Assoc.+..........................................   7.25   06/20/02     1,527,770
$       9,750  U.S. Treasury Bond*+.......................................................  13.125  05/15/01    10,789,545
        2,000  U.S. Treasury Bond+........................................................   6.125  08/15/29     1,991,560
                                                                                                              ------------
                                                                                                                14,308,875
                                                                                                              ------------
               MAJOR BANKS (1.6%)
 GBP    1,000  Morgan Guaranty Trust Co.+.................................................   7.75   12/30/03     1,679,535
                                                                                                              ------------

               TOTAL UNITED STATES..........................................................................    15,988,410
                                                                                                              ------------

               TOTAL GOVERNMENT & CORPORATE BONDS
               (IDENTIFIED COST $86,145,437)................................................................    79,627,120
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                 COUPON  MATURITY
  THOUSANDS                                                                                  RATE     DATE       VALUE
--------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS (23.5%)
               UNITED STATES
               TIME DEPOSITS (a) (15.3%)
               MAJOR BANKS
GRD 1,492,188  Bank of America............................................................   9.75%  11/04/99  $  4,772,558
  EUR     760  Chase Manhattan Bank.......................................................   2.45   11/03/99       801,366
 AUD    2,351  Chase Manhattan Bank.......................................................   4.25   11/03/99     1,495,815
GRD 2,782,556  Chase Manhattan Bank.......................................................   9.00   12/17/99     8,899,623
                                                                                                              ------------

               TOTAL TIME DEPOSITS
               (IDENTIFIED COST $16,047,833)................................................................    15,969,362
                                                                                                              ------------

               GOVERNMENT AGENCY (b) (8.2%)
$       8,500  Federal Home Loan Mortgage Corp. (AMORTIZED COST $8,500,000)...............   5.16   11/01/99     8,500,000
                                                                                                              ------------

               TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST $24,547,833)................................................................    24,469,362
                                                                                                              ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $110,693,270) (C)........................................................  100.1%    104,096,482

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.1)       (101,045)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 103,995,437
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 * The market value of securities pledged to cover margin requirements for open futures contracts is $331,986.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
(a)  Subject to withdrawal restrictions until maturity.
(b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $98,216 and the aggregate gross unrealized depreciation is $6,695,004, resulting in net unrealized depreciation of $6,596,788.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

FUTURES CONTRACTS OPEN AT OCTOBER 31, 1999:

                                                   UNDERLYING
     NUMBER OF       DESCRIPTION, DELIVERY MONTH,  FACE AMOUNT    UNREALIZED
     CONTRACTS                 AND YEAR             AT VALUE     GAIN/(LOSS)
------------------------------------------------------------------------------
         25          10 Year Treasury Note,        $ 2,742,969   $     16,406
                     December/1999
                     U.S. Treasury Bond,
        135          March/2000                     12,694,219        195,117
                     U.S. Treasury Bond,
         15          December/1999                   1,703,906         (2,695)
                                                   -----------   ------------
                                                   $17,141,094   $    208,828
                                                   ===========   ============

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1999:

                             IN                        UNREALIZED
     CONTRACTS            EXCHANGE        DELIVERY    APPRECIATION
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
   AUD    2,400,000  $         1,562,400  11/29/99    $     34,968
   EUR    5,000,000  $         5,276,000  12/01/99          (9,400)
   GBP    1,724,450  $         2,883,798  11/26/99          48,641
   NOK   33,130,605  $         4,280,053  11/26/99          48,237
   NZD    3,700,000  $         1,906,832  11/29/99          31,931
                                                      ------------
      Net unrealized appreciation..................   $    154,377
                                                      ============

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
GBP  British Pound.
DKK  Danish Krone.
EUR  Euro.
GRD  Greek Drachma.
NZD  New Zealand Dollar.
NOK  Norwegian Krone.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $110,693,270)..............................................................  $104,096,482
Unrealized appreciation on open forward foreign currency contracts............................       163,777
Cash (including $1,954 in foreign currency)...................................................       273,791
Receivable for:
    Interest..................................................................................     3,778,166
    Variation margin..........................................................................       220,625
    Compensated forward foreign currency contracts............................................       123,303
    Shares of beneficial interest sold........................................................        16,580
Prepaid expenses and other assets.............................................................        63,181
                                                                                                ------------
     TOTAL ASSETS.............................................................................   108,735,905
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts............................         9,400
Payable for:
    Investments purchased.....................................................................     4,296,619
    Shares of beneficial interest repurchased.................................................       110,674
    Investment management fee.................................................................        70,252
    Plan of distribution fee..................................................................        58,392
Accrued expenses and other payables...........................................................       195,131
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     4,740,468
                                                                                                ------------
     NET ASSETS...............................................................................  $103,995,437
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $125,016,011
Net unrealized depreciation...................................................................    (6,248,422)
Dividends in excess of net investment income..................................................      (186,241)
Accumulated net realized loss.................................................................   (14,585,911)
                                                                                                ------------
     NET ASSETS...............................................................................  $103,995,437
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $36,252,771
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     4,541,850
     NET ASSET VALUE PER SHARE................................................................
                                                                                                       $7.98
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 4.44% OF NET ASSET
        VALUE)................................................................................
                                                                                                       $8.33
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................   $65,415,065
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     8,177,272
     NET ASSET VALUE PER SHARE................................................................
                                                                                                       $8.00
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................      $804,685
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       100,710
     NET ASSET VALUE PER SHARE................................................................
                                                                                                       $7.99
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $1,522,916
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       190,187
     NET ASSET VALUE PER SHARE................................................................
                                                                                                       $8.01
                                                                                                ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

NET INVESTMENT INCOME
INTEREST INCOME (net of $14,542 foreign withholding tax)......................................  $  7,790,762
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................       766,491
Plan of distribution fee (Class A shares).....................................................        60,934
Plan of distribution fee (Class B shares).....................................................       634,648
Plan of distribution fee (Class C shares).....................................................         5,706
Transfer agent fees and expenses..............................................................       157,635
Professional fees.............................................................................       108,553
Shareholder reports and notices...............................................................        73,595
Registration fees.............................................................................        69,750
Custodian fees................................................................................        56,749
Trustees' fees and expenses...................................................................        30,828
Other.........................................................................................         1,261
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     1,966,150
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     5,824,612
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments...............................................................................    (4,578,392)
    Futures contracts.........................................................................    (2,093,207)
    Foreign exchange transactions.............................................................    (1,613,775)
                                                                                                ------------

     NET LOSS.................................................................................    (8,285,374)
                                                                                                ------------
Net change in unrealized appreciation/ depreciation on:
    Investments...............................................................................    (5,020,886)
    Futures contracts.........................................................................       266,393
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       875,661
                                                                                                ------------

     NET DEPRECIATION.........................................................................    (3,878,832)
                                                                                                ------------

     NET LOSS.................................................................................   (12,164,206)
                                                                                                ------------

NET DECREASE..................................................................................  $ (6,339,594)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                          OCTOBER 31, 1999  OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................    $  5,824,612      $  5,289,603
Net realized gain (loss)................................................      (8,285,374)        1,915,563
Net change in unrealized depreciation...................................      (3,878,832)         (179,923)
                                                                            ------------      ------------

     NET INCREASE (DECREASE)............................................      (6,339,594)        7,025,243
                                                                            ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares......................................................        (583,059)         (103,498)
    Class B shares......................................................      (1,711,510)       (6,294,099)
    Class C shares......................................................         (14,322)          (10,651)
    Class D shares......................................................         (49,551)          (33,682)
Paid-in-capital
    Class A shares......................................................      (1,140,000)         --
    Class B shares......................................................      (3,346,351)         --
    Class C shares......................................................         (28,002)         --
    Class D shares......................................................         (96,883)         --
                                                                            ------------      ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..................................      (6,969,678)       (6,441,930)
                                                                            ------------      ------------
Net increase (decrease) from transactions in shares of beneficial
  interest..............................................................      33,226,526       (11,893,088)
                                                                            ------------      ------------

     NET INCREASE (DECREASE)............................................      19,917,254       (11,309,775)

NET ASSETS:
Beginning of period.....................................................      84,078,183        95,387,958
                                                                            ------------      ------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $186,241
    AND UNDISTRIBUTED NET INVESTMENT INCOME OF $982,035,
    RESPECTIVELY).......................................................    $103,995,437      $ 84,078,183
                                                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter World Wide Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks appreciation in the value of its assets. The Fund was organized as a Massachusetts business trust on October 14, 1988 and commenced operations on March 30, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from these estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) futures contracts are valued at the latest sale price on the commodities exchange on which it trades unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at fair value as determined by the Trustees; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $250 million; 0.60% to the portion of daily net assets exceeding $250 million but not exceeding $500

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for
(1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,536,138 at October 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $47,245 and $570, respectively and received $8,331 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1999 aggregated $123,767,364 and $150,550,787, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $4,978,763 and $41,353,311, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

the last five years of service. Aggregate pension costs for the year ended October 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $18,565. At October 31, 1999, the Fund had an accrued pension liability of $79,531 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                        FOR THE YEAR
                                                                              FOR THE YEAR                 ENDED
                                                                                 ENDED                  OCTOBER 31,
                                                                            OCTOBER 31, 1999                1998
                                                                   ----------------------------------  --------------
                                                                       SHARES            AMOUNT            SHARES
                                                                   --------------  ------------------  --------------
CLASS A SHARES
Sold.............................................................       1,815,359  $       14,907,629         362,853
Reinvestment of dividends........................................         126,396           1,038,579           5,632
Acquisition of Morgan Stanley Dean Witter Global Short-Term
 Income Fund.....................................................       4,683,780          40,215,931        --
Redeemed.........................................................      (2,218,440)        (18,155,151)       (309,381)
                                                                   --------------  ------------------  --------------
Net increase - Class A...........................................       4,407,095          38,006,988          59,104
                                                                   --------------  ------------------  --------------
CLASS B SHARES
Sold.............................................................       8,073,133          69,770,271       3,566,324
Reinvestment of dividends........................................         356,189           3,038,854         429,255
Redeemed.........................................................      (9,201,928)        (79,010,074)     (5,520,553)
                                                                   --------------  ------------------  --------------
Net decrease - Class B...........................................        (772,606)         (6,200,949)     (1,524,974)
                                                                   --------------  ------------------  --------------
CLASS C SHARES
Sold.............................................................          98,810             856,107          12,490
Reinvestment of dividends........................................           4,130              34,529           1,027
Redeemed.........................................................         (27,927)           (229,069)           (122)
                                                                   --------------  ------------------  --------------
Net increase - Class C...........................................          75,013             661,567          13,395
                                                                   --------------  ------------------  --------------
CLASS D SHARES
Sold.............................................................       2,794,192          22,574,638         109,596
Reinvestment of dividends........................................          13,041             106,851           1,844
Redeemed.........................................................      (2,727,393)        (21,922,569)         (5,403)
                                                                   --------------  ------------------  --------------
Net increase - Class D...........................................          79,840             758,920         106,037
                                                                   --------------  ------------------  --------------
Net increase (decrease) in Fund..................................       3,789,342  $       33,226,526      (1,346,438)
                                                                   ==============  ==================  ==============


                                                                         AMOUNT
                                                                   ------------------
CLASS A SHARES
Sold.............................................................  $        3,265,836
Reinvestment of dividends........................................              49,638
Acquisition of Morgan Stanley Dean Witter Global Short-Term
 Income Fund.....................................................          --
Redeemed.........................................................          (2,779,713)
                                                                   ------------------
Net increase - Class A...........................................             535,761
                                                                   ------------------
CLASS B SHARES
Sold.............................................................          31,772,971
Reinvestment of dividends........................................           3,787,888
Redeemed.........................................................         (49,041,324)
                                                                   ------------------
Net decrease - Class B...........................................         (13,480,465)
                                                                   ------------------
CLASS C SHARES
Sold.............................................................             110,678
Reinvestment of dividends........................................               9,061
Redeemed.........................................................              (1,111)
                                                                   ------------------
Net increase - Class C...........................................             118,628
                                                                   ------------------
CLASS D SHARES
Sold.............................................................             964,530
Reinvestment of dividends........................................              16,303
Redeemed.........................................................             (47,845)
                                                                   ------------------
Net increase - Class D...........................................             932,988
                                                                   ------------------
Net increase (decrease) in Fund..................................  $      (11,893,088)
                                                                   ==================

6. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Fund had a net capital loss carryover of approximately $14,500,000, which may be used to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:

                     (AMOUNT IN THOUSANDS)
----------------------------------------------------------------
  2000       2001       2002       2004       2005       2007
---------  ---------  ---------  ---------  ---------  ---------
$     594  $   4,853  $   5,322  $     214  $     471  $   3,046
=========  =========  =========  =========  =========  =========

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

Due to the Fund's acquisition of Morgan Stanley Dean Witter Global Short-Term Income Fund, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts and permanent book/tax differences primarily attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, dividends in excess of net investment income was charged $4,895,906, paid-in-capital was credited $3,025 and accumulated net realized loss was credited $4,892,881.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and to manage foreign currency exposure.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

8. ACQUISITION OF MORGAN STANLEY DEAN WITTER GLOBAL SHORT-TERM INCOME FUND
INC.

As of the close of business on March 12, 1999, the Fund acquired all the net assets of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term") pursuant to a plan of reorganization approved by the shareholders of Global Short-Term on February 24, 1999. The acquisition was accomplished by a tax-free exchange of 4,683,780 Class A shares of the Fund at a net asset value of $8.59 per share for 4,700,195 shares of Global Short-Term. The net assets of the Fund and Global Short-Term immediately before the acquisition were $80,419,774 and $40,215,931, respectively, including unrealized depreciation of $893,307 for Global Short-Term. Immediately after the acquisition, the combined net assets of the Fund amounted to $120,635,705.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED             ENDED            THROUGH
                                                                        OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.11           $  9.02           $  8.97
                                                                            -------           -------           -------
Income (loss) from investment operations:
   Net investment income..............................................         0.52              0.59              0.15
   Net realized and unrealized gain (loss)............................        (1.02)             0.20              0.05
                                                                            -------           -------           -------
Total income (loss) from investment operations........................        (0.50)             0.79              0.20
                                                                            -------           -------           -------
Less dividends and distributions from:
   Net investment income..............................................        (0.21)            (0.70)            (0.15)
   Paid-in-capital....................................................        (0.42)          --                --
                                                                            -------           -------           -------
Total dividends and distributions.....................................        (0.63)            (0.70)            (0.15)
                                                                            -------           -------           -------
Net asset value, end of period........................................      $  7.98           $  9.11           $  9.02
                                                                            =======           =======           =======
TOTAL RETURN+.........................................................        (5.56)%            9.16%             2.27%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.48%(3)          1.45%(3)          1.46%(2)
Net investment income.................................................         6.14%(3)          6.63%(3)          6.69%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $36,253            $1,227              $682
Portfolio turnover rate...............................................          144%              309%              345%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                           FOR THE YEAR ENDED OCTOBER 31
                                                              -------------------------------------------------------
                                                              1999++      1998++      1997*++      1996        1995
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................  $  9.12     $  9.03     $  9.33     $  9.08     $  8.55
                                                              -------     -------     -------     -------     -------
Income (loss) from investment operations:
   Net investment income....................................     0.47        0.53        0.55        0.60        0.55
   Net realized and unrealized gain (loss)..................    (1.02)       0.20        0.07        0.48        0.48
                                                              -------     -------     -------     -------     -------
Total income (loss) from investment operations..............    (0.55)       0.73        0.62        1.08        1.03
                                                              -------     -------     -------     -------     -------
Less dividends and distributions from:
   Net investment income....................................    (0.19)      (0.64)      (0.92)      (0.83)      (0.50)
   Paid-in-capital..........................................    (0.38)      --          --          --          --
                                                              -------     -------     -------     -------     -------
Total dividends and distributions...........................    (0.57)      (0.64)      (0.92)      (0.83)      (0.50)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $  8.00     $  9.12     $  9.03     $  9.33     $  9.08
                                                              =======     =======     =======     =======     =======
TOTAL RETURN+...............................................    (6.20)%      8.61%       7.05%      12.60%      12.45%
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     2.09%(1)    2.07%(1)    2.02%       1.96%       1.93%
Net investment income.......................................     5.53%(1)    6.01%(1)    6.07%       6.39%       6.21%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $65,415     $81,611     $94,556     $114,022    $138,165
Portfolio turnover rate.....................................      144%        309%        345%        263%        254%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated as Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED             ENDED            THROUGH
                                                                        OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.11           $  9.02           $  8.97
                                                                            -------           -------           -------
Income (loss) from investment operations:
   Net investment income..............................................         0.47              0.53              0.14
   Net realized and unrealized gain (loss)............................        (1.02)             0.20              0.05
                                                                            -------           -------           -------
Total income (loss) from investment operations........................        (0.55)             0.73              0.19
                                                                            -------           -------           -------
Less dividends and distributions from:
   Net investment income..............................................        (0.19)            (0.64)            (0.14)
   Paid-in-capital....................................................        (0.38)          --                --
                                                                            -------           -------           -------
Total dividends and distributions.....................................        (0.57)            (0.64)            (0.14)
                                                                            -------           -------           -------
Net asset value, end of period........................................      $  7.99           $  9.11           $  9.02
                                                                            =======           =======           =======
TOTAL RETURN+.........................................................        (6.19)%            8.62%             2.12%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.09%(3)          2.07%(3)          2.00%(2)
Net investment income.................................................         5.53%(3)          6.01%(3)          5.89%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $   805           $   234           $   111
Portfolio turnover rate...............................................          144%              309%              345%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                             FOR THE PERIOD
                                                                          FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                                             ENDED             ENDED            THROUGH
                                                                        OCTOBER 31, 1999  OCTOBER 31, 1998  OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $  9.12           $  9.03           $  8.97
                                                                            -------           -------           -------
Income (loss) from investment operations:
   Net investment income..............................................         0.53              0.72              0.16
   Net realized and unrealized gain (loss)............................        (0.99)             0.09              0.05
                                                                            -------           -------           -------
Total income (loss) from investment operations........................        (0.46)             0.81              0.21
                                                                            -------           -------           -------
Less dividends and distributions from:
   Net investment income..............................................        (0.22)            (0.72)            (0.15)
   Paid-in-capital....................................................        (0.43)          --                --
                                                                            -------           -------           -------
Total dividends and distributions.....................................        (0.65)            (0.72)            (0.15)
                                                                            -------           -------           -------
Net asset value, end of period........................................      $  8.01           $  9.12           $  9.03
                                                                            =======           =======           =======
TOTAL RETURN+.........................................................        (5.29)%            9.41%             2.44%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.24%(3)          1.22%(3)          1.16%(2)
Net investment income.................................................         6.38%(3)          6.86%(3)          6.83%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,523            $1,006               $39
Portfolio turnover rate...............................................          144%              309%              345%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME
TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter World Wide Income Trust (the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 13, 1999